WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Warrant Liability [Abstract]
WARRANTS

NOTE 12. WARRANTS

The following table provides a summary of the number of the Company's outstanding warrants:

	Exercise price	Expiration date	March 31, 2026	December 31, 2025
Liability-classified warrants:
February 2026 Offering Common Warrants	February 17, 2026 - August 17, 2026: $0.6587, August 18, 2026 - January 1, 2027: $0.5489 and January 2, 2027 - February 17, 2031: $0.287	February 2031	32,792,859	—
February 2026 Offering Pre-Funded Warrants	0.0005	Until exercised in full	2,126,609	—
2025 Offering Common Stock Warrants	$0.8553	September 2030	377,460	377,460
Junior Note Warrants	$24.95	December 2028	172,209	172,209
Public Warrants	$2,295.40	January 2028	83,722	83,722
Total			35,552,859	633,391

Equity-classified warrants:
December 2025 $0.05 YA Warrants	$0.05	December 2030	—	16,032,065
December 2025 $1.25 YA Warrants	$1.25	December 2030	20,040,081	20,040,081
December 2025 $1.871 YA Warrants	$1.871	December 2030	5,010,021	5,010,021
December 2025 $2.35 YA Warrants	$2.35	December 2030	5,010,021	5,010,021
2025 Offering Placement Agent Warrants	$0.8907	September 2030	673,617	673,617
February 2026 Offering Placement Agent Warrants	$0.6861	February 2031	437,239	—
June 2023 Senior Note Warrants	$205.59	June 2028	67,177	67,177
August 2024 Warrants Issued with Junior Notes	$10.88 — $15.87	August 2029	3,987	3,987
Total			31,242,143	46,836,969

Liability-Classified Warrants

February 2026 Offering Pre-Funded Warrants and February 2026 Offering Common Warrants

On February 17, 2026, in connection with the February 2026 Offering as described in Note 11, the Company issued 10,162,680 liability-classified February 2026 Pre-Funded Warrants to purchase shares of Common Stock and 32,792,859 liability-classified February 2026 Offering Common Warrants to purchase shares of Common Stock. The warrants may be exercised in whole or in part for cash or, in certain circumstances, on a cashless basis, subject to certain beneficial ownership limitations. Net proceeds from the February 2026 Offering were first allocated to the liability-classified February 2026 Offering Pre-Funded Warrants and February 2026 Offering Common Warrants at their aggregate issuance date fair value of $18,918,964, which was greater than the net proceeds received from the February 2026 Offering of $11,994,929, therefore the Company recorded a loss on issuance of warrants on the consolidated statements of operations and comprehensive loss of $6,924,035 for the three months ended March 31, 2026, with no residual net proceeds allocated to the Common Stock and February 2026 Offering Placement Agent Warrants. Changes in the fair value of the February 2026 Offering Pre-Funded Warrants and February 2026 Offering Common Warrants are included within change in fair value of warrant liabilities in the consolidated statements of operations and comprehensive loss for the three months ended March 31, 2026.

During the three months ended March 31, 2026, 8,036,072 February 2026 Offering Pre-Funded Warrants were exercised for cash proceeds of $4,038, resulting in the issuance of 8,036,072 shares of Common Stock and the derecognition of the related warrant liability, which resulted in an increase to equity of $2,302,765 for the three months ended March 31, 2026.

2025 Offering Common Stock Warrants

On September 16, 2025, in connection with the 2025 Offering as described in Note 11, the Company issued 25,260,605 liability-classified 2025 Offering Common Stock Warrants to purchase shares of Common Stock. Each 2025 Offering Common Stock Warrant is immediately exercisable, has an exercise price of $0.8553 per share, subject to adjustment upon certain events, and expires on September 16, 2030. The warrants may be exercised in whole or in part for cash or, in certain circumstances, on a cashless basis, subject to certain beneficial ownership limitations. Net proceeds from the 2025 Offering were first allocated to the liability-classified 2025 Offering Common Stock Warrants at their aggregate issuance date fair value of $20,747,899, which was greater than the net proceeds received from the 2025 Offering of $10,744,346, therefore the Company recorded a loss on issuance of warrants on the consolidated statements of operations and comprehensive loss of $8,756,303 in the third quarter of 2025, with no residual net proceeds allocated to the Common Stock and 2025 Offering Pre-Funded Warrants. Changes in the fair value of the 2025 Offering Common Stock Warrants are included within change in fair value of warrant liabilities in the consolidated statements of operations and comprehensive loss.

Junior Note Warrants

In connection with the issuance of certain Junior Notes during 2023, which were extinguished in early 2025 as discussed in Note 10, the Company issued the Junior Note Warrants to purchase up to 110,221 shares of the Company's Common Stock. The Junior Note Warrants currently outstanding have an exercise price equal to $24.95 per share (subject to adjustment per the Junior Note Purchase Agreements) and expire on December 6, 2028. The Junior Note Purchase Agreements provided for the issuance of additional warrants if the related Junior Notes remained outstanding for specified periods following issuance, including at six and nine months, and as a portion of the Junior Notes were outstanding at each of these measurement dates in 2024, the Company was required to issue 61,988 additional warrants pursuant to the Junior Note Purchase Agreements during 2024.

Public Warrants

In connection with the closing of the Business Combination, Nuburu assumed the 83,722 Public Warrants outstanding on the date of closing, all of which were outstanding as of March 31, 2026. However, on December 12, 2023, the NYSE notified the Company and publicly announced that the NYSE had determined to (a) commence proceedings to delist the Company’s Public Warrants, each whole Public Warrant exercisable to purchase one share of the Company’s Common Stock at a price of $2,295.40 per share, and listed to trade on the NYSE under the symbol “BURU WS”, and (b) immediately suspend trading in the Public Warrants due to “abnormally low” trading price levels. As such, the Public Warrants were determined to have no value in the financial statements as of March 31, 2026 and 2025.

Equity-Classified Common Stock Warrants

December 2025 YA Warrants

In connection with the issuance of the December 2025 YA Debenture, as further described in Note 10, the Company issued warrants to purchase an aggregate of 46,092,185 shares of the Company’s Common Stock consisting of (i) warrants exercisable for 16,032,065 shares at an exercise price of $0.05 per share (the "December 2025 $0.05 YA Warrants"), (ii) warrants exercisable for 20,040,081 shares at an exercise price of $1.25 per share (the "December 2025 $1.25 YA Warrants"), (iii) warrants exercisable for 5,010,021 shares at an exercise price of $1.871 per share (the "December 2025 $1.871 YA Warrants") and (iv) warrants exercisable for 5,010,021 shares at an exercise price of $2.35 per share (the "December 2025 $2.35 YA Warrants") (collectively, the "December 2025 YA Warrants"). The December 2025 YA Warrants are exercisable anytime from issuance through the expiration date of December 17, 2030.

Issuance of warrant shares in excess of 19.99% of the Company’s outstanding Common Stock is subject to stockholder approval, which the Company received at its special meeting of stockholders held on March 12, 2026. Certain of the December 2025 YA Warrants may be exercised on a cashless basis if the related shares are not registered for resale. The Company may require cash exercise of certain of the December 2025 YA Warrants upon satisfaction of specified market-based and registration conditions, subject to volume limitations. The December 2025 YA Warrants contain customary anti-dilution and fundamental transaction provisions designed to preserve the holder’s economic interests, including adjustments for stock splits, dividends and similar events. Prior to exercise, the December 2025 YA Warrants do not confer voting or dividend rights, but permit participation in certain distributions on an as-converted basis, subject to beneficial ownership limitations. The December 2025 YA Warrants are transferable subject to applicable securities laws and include customary remedies for failure to timely deliver shares upon exercise.

The Company entered into a registration rights agreement requiring the Company to file a registration statement covering the resale of the warrant shares and, subject to certain exceptions, restricting the Company from filing other registration statements until such shares are registered. The December 2025 YA Warrants were registered by the Company pursuant to a Registration Statement on Form S-1 filed with the SEC on December 23, 2026, under the Securities Act (File No. 333-292426), and declared effective by the SEC on January 7, 2026.

As further described in Note 10, as the issuance of the December 2025 YA Debenture and the December 2025 YA Warrants involved the issuance of both debt and equity instruments, and the fair value of the December 2025 YA Debenture at inception was greater than the net proceeds received for the issuance of the December 2025 YA Debenture and the December 2025 YA Warrants, no value was ascribed to the December 2025 YA Warrants.

During the three months ended March 31, 2026, 16,032,065 December 2025 YA Warrants were exercised for cash proceeds of $800,000, resulting in the issuance of 16,032,065 shares of Common Stock during the three months ended March 31, 2026.

2025 Offering Pre-Funded Warrants and 2025 Offering Placement Agent Warrants

On September 16, 2025, in connection with the 2025 Offering, as described in Note 11, the Company issued (i) 10,352,721 equity-classified 2025 Offering Pre-Funded Warrants to purchase shares of Common Stock and (ii) 673,617 equity-classified 2025 Offering Placement Agent Warrants to purchase shares of Common Stock. The 2025 Offering Pre-Funded Warrants were exercisable immediately and had an exercise price of $0.0005 per share. The 2025 Offering Placement Agent Warrants have an exercise price of $0.8907 per share, subject to adjustment upon certain events, are exercisable beginning March 16, 2026, and expire on September 16, 2030. The 2025 Offering Pre-Funded Warrants and 2025 Offering Placement Agent Warrants may be exercised in whole or in part for cash or, in certain circumstances, on a cashless basis, subject to certain beneficial ownership limitations. As discussed above, net proceeds from the 2025 Offering were first allocated to the liability-classified 2025 Offering Common Stock Warrants at their aggregate issuance date fair value, and no residual proceeds were allocated to the Common Stock and 2025 Offering Pre-Funded Warrants. The issuance date fair value of the 2025 Offering Placement Agent Warrants of $417,815 was treated as an equity-issuance cost and reduction in additional-paid in capital, and was estimated using the Monte Carlo simulation based approach, a Level 3 valuation, with the following assumptions:

Upon Issuance
2025 Offering Placement Agent Warrants:
Stock price	$0.69611
Expected term (in years)	5.0
Expected volatility	145.0%
Risk-free interest rate	3.6%
Expected dividend yield	0.0%

During the third and fourth quarters of 2025, all 10,352,721 2025 Offering Pre-Funded Warrants were exercised on a cashless basis, resulting in the issuance of 10,345,474 shares of Common Stock, and there are no outstanding 2025 Offering Pre-Funded Warrants as of March 31, 2026.

June 2023 Senior Note Warrants

In connection with the issuance of Senior Notes, which were extinguished in early 2025 as discussed in Note 10, the Company issued the Senior Note Warrants to purchase up to 57,710 shares of the Company's Common Stock pursuant to the June 12, 2023 Senior Note Purchase Agreement and 9,467 shares of Common Stock pursuant to the June 16, 2023 Senior Note Purchase Agreement.

Pre-Funded Warrants

On May 1, 2024, the Company entered into a Pre-Funded Warrant Purchase Program (the “Program”) with strategic investors, pursuant to which from time-to-time the Company could sell and the investors could acquire pre-funded warrants, up to a total purchase price to the Company equal to $15,000,000. The exercise price for pre-funded warrants is substantially paid by the purchaser at closing and, as a result, such warrants may be exercised in the future with a nominal exercise price payment. Investors also received a warrant to acquire the same number of shares covered by the pre-funded warrant for a purchase price equal to 150% of the relevant pre-funded warrant purchase price exercisable for a period of 5 years. Each specific transaction was entered into on terms agreed by the parties; provided however, that in no case would the purchase price per share be less than 110% of the closing price per share of the Company’s Common Stock on the trading day immediately preceding the date of purchase. Contemporaneously with the acquisition of pre-funded warrants, the investors could also voluntarily convert outstanding notes previously issued by the Company; provided that such transactions, as a whole, could not result in an effective direct or indirect discount to market price to the investors of greater than 30%. During 2024, the Company issued 167,759 pre-funded warrants for total cash proceeds of $2,139,866 in pre-funded warrants pursuant to the Program (the "Pre-Funded Warrants").

Pre-Funded Warrants Modification — In February 2025, in connection with the Liqueous Settlement Agreement, as amended, the Company agreed to (i) modify 133,349 outstanding equity-classified Pre-Funded Warrants issued in connection with the Program during 2024, resulting in the issuance of 730,946 equity-classified pre-funded warrants outstanding immediately after the modification exercisable into Common Stock and (ii) modify the remaining 34,411 outstanding equity-classified Pre-Funded Warrants issued in connection with the Program during 2024, resulting in 1,875,930 pre-funded warrants outstanding immediately after the modification that were concurrently exercised into 1,875,930 shares of the Company's Common Stock for no additional cash consideration, as the modified pre-funded warrants had a nominal exercise price (the "Pre-Funded Warrants Modification"). As a result of the Liqueous Settlement Agreement, there will not be further issuances under the Program.

The Company accounted for the Pre-Funded Warrants Modification in accordance with ASC 815, Derivatives and Hedging, where the effect of a modification shall be measured as the difference between the fair value of the modified warrant and the fair value of the original warrant immediately before its terms are modified, with each measured on the modification date. As a result of the Pre-Funded Warrants Modification, which was not contemplated as a result of an equity or debt financing, but rather, as a settlement of any claims between the parties related to non-performance of obligations under certain previous agreements executed between the Company and Liqueous, the Company recorded (i) an increase to equity of $3,076,380, and a corresponding deemed dividend, related to the incremental fair value of the modified Pre-Funded Warrants over the fair value of the original Pre-Funded Warrants, each measured on the modification date and (ii) a loss on settlement of an aggregate $2,026,380, which represents the incremental fair value of the modified Pre-Funded Warrants over the fair value of the original Pre-Funded Warrants, each measured on the modification date, less cash received or receivable related to the Liqueous Settlement Agreement of $1,050,000. The loss on settlement is recorded in loss on extinguishment of debt on the consolidated statement of operations during the three months ended March 31, 2025.

In March 2025, the 730,946 outstanding warrants were exercised into 730,946 shares of Common Stock for no additional cash consideration, as the pre-funded warrants had a nominal exercise price.

August 2024 Warrants Issued with Junior Notes

In connection with the issuance of certain Junior Notes during 2024 which were subsequently extinguished in 2025, the Company issued an aggregate 3,987 warrants to a financial services firm as compensation for their services performed. The warrants are exercisable through payment of an exercise price ranging from $10.88 to $15.87, subject to certain customary antidilution adjustments, at any time after issuance through the expiration date in August 2029.

Indigo Pre-Funded Warrants

On February 6, 2026, we entered into an exchange agreement with Indigo Capital, pursuant to which we agreed to issue 11,176,650 Indigo Pre-Funded Warrants in exchange for the extinguishment of 844,938 shares of our Series A Preferred Stock. The exchange was accounted for as an extinguishment of preferred stock, with the carrying value of the Series A Preferred Stock of $8,449,380 derecognized and the fair value of the Indigo Pre-Funded Warrants of $8,923,438 recognized within additional paid-in capital, as the Indigo Pre-Funded Warrants were determined to be equity-classified, with the difference of $474,058 recognized as a deemed dividend reflected as an adjustment to net loss available to common stockholders. Because the Indigo Pre-Funded Warrants had a nominal exercise price per share and were immediately exercisable, their fair value at issuance was determined based on the closing price of the Company’s Common Stock on February 6, 2026, less the exercise price. The Indigo Pre-Funded Warrants were exercisable immediately, and all 11,176,650 Indigo Pre-Funded Warrants were exercised during the three months ended March 31, 2026, resulting in the issuance of 11,170,330 shares of Common Stock.

February 2026 Offering Placement Agent Warrants

On February 17, 2026, in connection with the February 2026 Offering as described in Note 11, the Company issued to the February 2026 Placement Agent or its designees 437,239 February 2026 Offering Placement Agent Warrants to purchase shares of Common Stock. The February 2026 Offering Placement Agent Warrants have an exercise price of $0.6861 per share, are exercisable beginning six months from the date of issuance and expire on the five-year anniversary of the closing date of the February 2026 Offering. The warrants may be exercised in whole or in part for cash or, in certain circumstances, on a cashless basis, subject to certain beneficial ownership limitations. The issuance date fair value of the February 2026 Offering Placement Agent Warrants of $185,018 was treated as an equity-issuance cost and reduction in additional-paid in capital, and was estimated using the Black Scholes valuation model, a Level 3 valuation, with the following assumptions:

Upon Issuance
February 2026 Offering Placement Agent Warrants:
Stock price	$0.48
Expected term (in years)	5.0
Expected volatility	146.0%
Risk-free interest rate	3.6%
Expected dividend yield	0.0%

NOTE 11. WARRANTS

The following table provides a summary of the number of the Company's outstanding warrants:

			As of December 31,
	Exercise price	Expiration date	2025	2024
Liability-classified warrants:
2025 Offering Common Stock Warrants	$0.8553	September 2030	377,460	—
Junior Note Warrants	$24.95	December 2028	172,209	172,208
Public Warrants	$2,295.40	January 2028	83,722	83,722
Total			633,391	255,930

Equity-classified warrants:
December 2025 $0.05 YA Warrants	$0.05	December 2030	16,032,065	—
December 2025 $1.25 YA Warrants	$1.25	December 2030	20,040,081	—
December 2025 $1.871 YA Warrants	$1.871	December 2030	5,010,021	—
December 2025 $2.35 YA Warrants	$2.35	December 2030	5,010,021	—
2025 Offering Placement Agent Warrants	$0.8907	September 2030	673,617	—
June 2023 Senior Note Warrants	$205.59	June 2028	67,177	67,177
Pre-Funded Warrants	N/A	N/A	—	167,759
August 2024 Warrants Issued with Junior Notes	$10.88 — $15.87	August 2029	3,987	3,987
Total			46,836,969	238,923

Liability-Classified Warrants

November 2023 Junior Note Warrants

In connection with the Junior Notes discussed in Note 9, the Company issued the Junior Note Warrants to purchase up to 110,221 shares of the Company's Common Stock. The Junior Note Warrants currently outstanding have an exercise price equal to $24.95 per share (subject to adjustment per the Junior Note Purchase Agreements) and expire on December 6, 2028. The Junior Note Purchase Agreements also provide for additional warrants to be issued if the Junior Notes remain outstanding for certain periods of time: (i) if the Junior Notes have not been repaid six months after issuance, additional warrants will be issued to each Lender in an amount equal to the principal amount of the Note multiplied by 25%, and such quotient divided by a per share cash exercise price equal to 120% of the VWAP of the Company's Common Stock during the ten trading days immediately prior to issuance and (ii) if the Junior Notes have not been repaid nine months after issuance, additional warrants will be issued to each Lender in an amount equal to the principal amount of the Note multiplied by 25%, and such quotient divided by a per share cash exercise price equal to 120% of the VWAP of the Company's Common Stock during the ten trading days immediately prior to issuance. As a portion of the Junior Notes were outstanding at each of May 13, 2024 and August 13, 2024, the Company was required to issue 61,988 additional warrants pursuant to the Junior Note Purchase Agreements during the year ended December 31, 2024.

Based on the terms of the Junior Note Purchase Agreements, the Junior Note Warrants were evaluated under FASB ASC 815-40 - Derivatives and Hedging-Contracts in Entity's Own Equity ("ASC 815-40") and the Company concluded they did not initially meet the criteria to be classified in stockholders' equity (deficit). Specifically, there were contingent exercise provisions and settlement provisions that existed, as described above, where the number of shares available under the Junior Note Warrants may be adjusted. Because the number of outstanding common shares was not a fair value input to a fixed-for-fixed model, the Junior Note Warrants are treated as liabilities and are remeasured at each reporting date. The proceeds of $5,500,000 were allocated first to the Junior Note Warrant liability at fair value and then to the Junior Notes. The Company further determined that the Junior Note Warrants liability meets the criteria to be accounted for as a bifurcated derivative due to the significant discount it creates on the Junior Notes.

Public Warrants

In connection with the closing of the Business Combination, Nuburu assumed the 83,722 Public Warrants outstanding on the date of Closing, all of which were outstanding as of December 31, 2025. However, on December 12, 2023, the NYSE notified the Company and publicly announced that the NYSE had determined to (a) commence proceedings to delist the Company’s Public Warrants, each whole Public Warrant exercisable to purchase one share of the Company’s Common Stock at a price of $2,295.40 per share, and listed to trade on the NYSE under the symbol “BURU WS”, and (b) immediately suspend trading in the Public Warrants due to “abnormally low” trading price levels. As such, the Public Warrants were determined to have no value in the financial statements as of December 31, 2025 and 2024.

2025 Offering Common Stock Warrants

On September 16, 2025, in connection with the 2025 Offering, as described in Note 10, the Company issued 25,260,605 liability-classified 2025 Offering Common Stock Warrants to purchase shares of Common Stock. Each 2025 Offering Common Stock Warrant is immediately exercisable, has an exercise price of $0.8553 per share, subject to adjustment upon certain events, and expires on September 16, 2030. The warrants may be exercised in whole or in part for cash or, in certain circumstances, on a cashless basis, subject to certain beneficial ownership limitations. Net proceeds from the 2025 Offering were first allocated to the liability-classified 2025 Offering Common Stock Warrants at their aggregate issuance date fair value of $20,747,899, which was greater than the net proceeds received from the 2025 Offering of $10,744,346, therefore the Company recorded a loss on issuance of warrants on the consolidated statements of operations of $8,756,303 for the year ended December 31, 2025, with no residual net proceeds allocated to the Common Stock and 2025 Offering Pre-Funded Warrants. Changes in the fair value of the 2025 Offering Common Stock Warrants are included within change in fair value of warrant liabilities in the consolidated statements of operations for the year ended December 31, 2025.

During the year ended December 31, 2025, 24,883,155 2025 Offering Common Stock Warrants were exercised on a cashless basis, resulting in the issuance of 25,260,611 shares of Common Stock and the derecognition of the related warrant liability, which resulted in an increase to equity of $34,373,943 for the year ended December 31, 2025.

Equity-Classified Common Stock Warrants

June 2023 Senior Note Warrants

In connection with the issuance of Senior Convertible Notes discussed in Note 9, the Company issued the Senior Note Warrants to purchase up to 57,710 shares of the Company's Common Stock pursuant to the June 12, 2023 Senior Note Purchase Agreement and 9,467 shares of Common Stock pursuant to the June 16, 2023 Senior Note Purchase Agreement. The Senior Note Warrants have an exercise price equal to $205.59 per share and expire on June 23, 2028.

As the Senior Note Warrants were part of a bundled transaction, the gross proceeds from the issuance of $9,225,000 were allocated to the Senior Convertible Notes and the Senior Note Warrants based on their respective relative fair value upon issuance. The aggregate fair value of the Senior Note Warrants of $3,401,366 was estimated using the Black-Scholes option-pricing model with the following assumptions:

Upon Issuance
Common Stock Warrants:
Expected term (in years)	5.0
Expected volatility	47.9%
Risk-free interest rate	4.0%
Expected dividend yield	0.0%

The allocated proceeds from the Senior Note Warrants of $2,511,759 were recorded in additional paid-in capital in the consolidated balance sheets upon issuance of the Senior Note Warrants.

Pre-Funded Warrants

On May 1, 2024, the Company entered into a Pre-Funded Warrant Purchase Program (the “Program”) with strategic investors, pursuant to which from time-to-time the Company could sell and the investors could acquire pre-funded warrants, up to a total purchase price to the Company equal to $15,000,000. The exercise price for pre-funded warrants is substantially paid by the purchaser at closing and, as a result, such warrants may be exercised in the future with a nominal exercise price payment. Investors also received a warrant to acquire the same number of shares covered by the pre-funded warrant for a purchase price equal to 150% of the relevant pre-funded warrant purchase price exercisable for a period of 5 years. Each specific transaction was entered into on terms agreed by the parties; provided however, that in no case would the purchase price per share be less than 110% of the closing price per share of the Company’s Common Stock on the trading day immediately preceding the date of purchase. Contemporaneously with the acquisition of pre-funded warrants, the investors could also voluntarily convert outstanding notes previously issued by the Company; provided that such transactions, as a whole, could not result in an effective direct or indirect discount to market price to the investors of greater than 30%. During 2024, the Company issued 167,759 pre-funded warrants for total cash proceeds of $2,139,866 in pre-funded warrants pursuant to the Program (the "Pre-Funded Warrants").

Pre-Funded Warrants Modification — In February 2025, in connection with the Liqueous Settlement Agreement, as amended, the Company agreed to (i) modify 133,349 outstanding equity-classified Pre-Funded Warrants issued in connection with the Program during 2024, resulting in the issuance of 730,946 equity-classified pre-funded warrants outstanding immediately after the modification exercisable into Common Stock and (ii) modify the remaining 34,411 outstanding equity-classified Pre-Funded Warrants issued in connection with the Program during 2024, resulting in 1,875,930 pre-funded warrants outstanding immediately after the modification that were concurrently exercised into 1,875,930 shares of the Company's Common Stock for no additional cash consideration, as the modified pre-funded warrants had a nominal exercise price (the "Pre-Funded Warrants Modification"). As a result of the Liqueous Settlement Agreement, there will not be further issuances under the Program.

The Company accounted for the Pre-Funded Warrants Modification in accordance with ASC 815, Derivatives and Hedging, where the effect of a modification shall be measured as the difference between the fair value of the modified warrant and the fair value of the original warrant immediately before its terms are modified, with each measured on the modification date. As a result of the Pre-Funded Warrants Modification, which was not contemplated as a result of an equity or debt financing, but rather, as a settlement of any claims between the parties related to non-performance of obligations under certain previous agreements executed between the Company and Liqueous, the Company recorded (i) an increase to equity of $3,076,380, and a corresponding deemed dividend, related to the incremental fair value of the modified Pre-Funded Warrants over the fair value of the original Pre-Funded Warrants, each measured on the modification date and (ii) a loss on settlement of an aggregate $2,026,380, which represents the incremental fair value of the modified Pre-Funded Warrants over the fair value of the original Pre-Funded Warrants, each measured on the modification date, less cash received or receivable related to the Liqueous Settlement Agreement of $1,050,000. The loss on settlement is recorded in loss on extinguishment of notes payable on the consolidated statement of operations during the year ended December 31, 2025.

In March 2025, the 730,946 outstanding warrants were exercised into 730,946 shares of Common Stock for no additional cash consideration, as the pre-funded warrants had a nominal exercise price.

August 2024 Warrants Issued with Junior Notes

As discussed in Note 9, in connection with the issuance of the August 2024 Convertible Notes, the Company issued an aggregate 3,987 warrants to a financial services firm as compensation for their services performed, the fair value of which was determined to be $40,657 and was recorded as a deferred financing cost and associated additional paid-in capital in the consolidated balance sheet, as the warrants were determined to be equity classified. The warrants are exercisable through payment of an exercise price ranging from $10.88 to $15.87, subject to certain customary antidilution adjustments, at any time after issuance through the expiration date in August 2029.

Offering Pre-Funded Warrants and Offering Placement Agent Warrants

On September 16, 2025, in connection with the 2025 Offering, as described in Note 10, the Company issued (i) 10,352,721 equity-classified 2025 Offering Pre-Funded Warrants to purchase shares of Common Stock and (ii) 673,617 equity-classified 2025 Offering Placement Agent Warrants to purchase shares of Common Stock. The 2025 Offering Pre-Funded Warrants were exercisable immediately and had an exercise price of $0.0005 per share. The 2025 Offering Placement Agent Warrants have an exercise price of $0.8907 per share, subject to adjustment upon certain events, are exercisable beginning March 16, 2026, and expire on September 16, 2030. The 2025 Offering Pre-Funded Warrants and 2025 Offering Placement Agent Warrants may be exercised in whole or in part for cash or, in certain circumstances, on a cashless basis, subject to certain beneficial ownership limitations. As discussed above, net proceeds from the 2025 Offering were first allocated to the liability-classified 2025 Offering Common Stock Warrants at their aggregate issuance date fair value, and no residual proceeds were allocated to the Common Stock and 2025 Offering Pre-Funded Warrants. The issuance date fair value of the 2025 Offering Placement Agent Warrants of $417,815 was treated as an equity-issuance cost and reduction in additional-paid in capital, and was estimated using the Monte Carlo simulation based approach, a Level 3 valuation, with the following assumptions:

Upon Issuance
2025 Offering Placement Agent Warrants:
Stock price(1)	$0.69611
Expected term (in years)	5.0
Expected volatility	145.0%
Risk-free interest rate	3.6%
Expected dividend yield	0.0%
(1)
Amounts for the periods presented have been adjusted to reflect the 1-for-4.99 February 2026 Reverse Stock Split, as defined and further described in Note 2. See Note 2 for additional information.

During the year ended December 31, 2025, all 10,352,721 2025 Offering Pre-Funded Warrants were exercised on a cashless basis, resulting in the issuance of 10,345,474 shares of Common Stock.

December 2025 YA Warrants

In connection with the issuance of the December 2025 YA Debenture, as further described in Note 9, the Company issued warrants to purchase an aggregate of 46,092,185 shares of the Company’s Common Stock consisting of (i) warrants exercisable for 16,032,065 shares at an exercise price of $0.05 per share (the "December 2025 $0.05 YA Warrants"), (ii) warrants exercisable for 20,040,081 shares at an exercise price of $1.25 per share (the "December 2025 $1.25 YA Warrants"), (iii) warrants exercisable for 5,010,021 shares at an exercise price of $1.871 per share (the "December 2025 $1.871 YA Warrants") and (iv) warrants exercisable for 5,010,021 shares at an exercise price of $2.35 per share (the "December 2025 $2.35 YA Warrants") (collectively, the "December 2025 YA Warrants"). The December 2025 YA Warrants are exercisable anytime from issuance through the expiration date of December 17, 2030.

Issuance of warrant shares in excess of 19.99% of the Company’s outstanding Common Stock is subject to stockholder approval. Certain of the December 2025 YA Warrants may be exercised on a cashless basis if the related shares are not registered for resale. The Company may require cash exercise of certain of the December 2025 YA Warrants upon satisfaction of specified market-based and registration conditions, subject to volume limitations. The December 2025 YA Warrants contain customary anti-dilution and fundamental transaction provisions designed to preserve the holder’s economic interests, including adjustments for stock splits, dividends and similar events. Prior to exercise, the December 2025 YA Warrants do not confer voting or dividend rights, but permit participation in certain distributions on an as-converted basis, subject to beneficial ownership limitations. The December 2025 YA Warrants are transferable subject to applicable securities laws and include customary remedies for failure to timely deliver shares upon exercise.

The Company entered into a registration rights agreement requiring the Company to file a registration statement covering the resale of the warrant shares and, subject to certain exceptions, restricting the Company from filing other registration statements until such shares are registered.

As further described in Note 9, as the December 2025 YA Financing Transaction involved the issuance of both debt and equity instruments, as the fair value of the December 2025 YA Debenture at inception was greater than the net proceeds received for the issuance of the December 2025 YA Debenture and the December 2025 YA Warrants, no value was ascribed to the December 2025 YA Warrants.